Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000011784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000011784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000011784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000011784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011784 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000011786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000011786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000011786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011786 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000126246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000126246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000126246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000126246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000126246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126246 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000011783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000011783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000011783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000011783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000011783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011783 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000126247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000126247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000126247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000126247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000126247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000177423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000177423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000177423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000177423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000177423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000177423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000177423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000177423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177423 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000177424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000177424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000177424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000177424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000177424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000177424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000177424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000177424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177424 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000177425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000177425 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000177425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000177425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000177425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000177425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000177425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000177425 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000177425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000177425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000177425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000177425 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000126248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000126248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
C000126248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000126248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000126248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000126248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000126248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126248 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%